CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Kinder Morgan, Inc.
Net income (loss)	$ (41.3)	$ 495.0	$ (3,599.3)
Other comprehensive income (loss), net of tax (see Note 10)
Change in fair value of derivatives utilized for hedging purposes	(18.8)	(138.7)	212.0
Reclassification of change in fair value of derivatives to net income	21.2	(39.4)	117.1
Foreign currency translation adjustments	38.7	53.9	(68.7)
Benefit plan adjustments	(16.3)	2.8	(66.5)
Benefit plan amortization	6.6	6.9	0.4
Total other comprehensive income (loss)	31.4	(114.5)	194.3
Total comprehensive income (loss)	(9.9)	380.5	(3,405.0)
Noncontrolling Interests
Net income	340.9	278.1	396.1
Other comprehensive income (loss), net of tax (see Note 10)
Change in fair value of derivatives utilized for hedging purposes	(34.6)	(208.8)	295.4
Reclassification of change in fair value of derivatives to net income	85.7	45.7	301.1
Foreign currency translation adjustments	45.7	114.9	(149.6)
Benefit plan adjustments	(1.3)	(1.2)	1.9
Benefit plan amortization	0.2	0.1	(0.3)
Total other comprehensive income (loss)	95.7	(49.3)	448.5
Total comprehensive income	436.6	228.8	844.6
Total
Net income (loss)	299.6	773.1	(3,203.2)
Other comprehensive income (loss), net of tax (see Note 10)
Change in fair value of derivatives utilized for hedging purposes	(53.4)	(347.5)	507.4
Reclassification of change in fair value of derivatives to net income	106.9	6.3	418.2
Foreign currency translation adjustments	84.4	168.8	(218.3)
Benefit plan adjustments	(17.6)	1.6	(64.6)
Benefit plan amortization	6.8	7.0	0.1
Total other comprehensive income (loss)	127.1	(163.8)	642.8
Total comprehensive income (loss)	$ 426.7	$ 609.3	$ (2,560.4)